First-time adoption - Summary of Reconciliation of Equity Pursuant to First Time Adoption of IFRS (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Current assets:
Cash and cash equivalents	¥ 2,049,636	¥ 1,786,982	¥ 1,512,523	¥ 1,512,523
Investments and advances in the Financial Services segment	360,673	411,982	327,092
Trade and other receivables, and contract assets	1,628,521	1,365,493	1,194,334
Inventories	874,007	636,668	559,779
Other financial assets	149,301	117,682	135,482
Other current assets	473,070	396,210	441,974
Total current assets	5,535,208	4,715,017	4,171,184
Investments and advances:
Investments accounted for using the equity method	268,513	225,086	204,291
Investments and advances in the Financial Services segment	18,445,088	17,296,546	16,352,285
Property, plant and equipment:
Property, plant and equipment	1,113,213	990,541	917,198	917,198
Other assets:
Right-of-use assets	413,430	358,034	373,282	373,282
Goodwill	952,895	726,109	690,929	690,929
Content assets		1,062,547	992,644
Other intangible assets	450,103	391,055	377,500
Deferred insurance acquisition costs	676,526	623,986	187,904
Deferred tax assets		215,669	210,333
Other financial assets	696,306	695,764	321,721
Other non-current assets	289,050	207,489	167,795
Total non-current assets	24,945,759	22,792,826	20,795,882
Total assets	30,480,967	27,507,843	24,967,066
Current liabilities:
Short-term borrowings	1,976,553	1,201,747	824,045
Current portion of long-term debt	171,409	205,406	98,923
Trade and other payables	1,843,242	1,596,563	1,310,536
Deposits from customers in the banking business	2,886,361	2,682,156	2,347,387
Accrued income and other taxes	106,092	84,431	85,346
Participation and residual liabilities in the Pictures segment	190,162	161,433	163,007
Other financial liabilities	97,843	54,341	56,152
Other current liabilities	1,488,488	1,367,527	1,263,944
Total current liabilities	8,760,150	7,353,604	6,149,340
Non-current liabilities:
Long-term debt	1,203,646	1,053,636	939,030
Defined benefit liabilities	254,548	267,222	329,621
Deferred tax liabilities		816,587	1,041,156
Future insurance policy benefits and other	7,039,034	6,614,585	6,519,577
Policyholders' account in the life insurance business	4,791,295	4,328,894	3,640,010
Participation and residual liabilities in the Pictures segment	220,113	116,537	119,702
Other financial liabilities	211,959	139,417	146,834
Other non-current liabilities	106,481	93,022	87,320
Total non-current liabilities	14,523,568	13,429,900	12,823,250
Total liabilities	23,283,718	20,783,504	18,972,590
Sony Group Corporation's stockholders' equity:
Common stock	880,365	880,214	880,214
Additional paid-in capital	1,461,053	1,489,597	1,297,554
Retained earnings	3,760,763	2,914,503	1,949,697
Accumulated other comprehensive income	1,222,332	1,520,257	979,476
Treasury stock, at cost	(180,042)	(124,228)	(232,503)
Equity attributable to Sony Group Corporation's stockholders	7,144,471	6,680,343	4,874,438
Noncontrolling interests	52,778	43,996	1,120,038
Total equity	7,197,249	6,724,339	5,994,476	5,994,476
Total liabilities and equity	30,480,967	27,507,843	24,967,066
Land [member]
Property, plant and equipment:
Property, plant and equipment	78,123	76,040		77,716
Buildings [member]
Property, plant and equipment:
Property, plant and equipment	317,472	263,959		256,096
Machinery And Equipment [Member]
Property, plant and equipment:
Property, plant and equipment	572,965	549,814		507,032
Construction in progress
Property, plant and equipment:
Property, plant and equipment	144,653	100,728		76,354
Accumulated depreciation [member]
Property, plant and equipment:
Property, plant and equipment	(1,897,657)	(1,806,995)		(1,814,857)
Accumulated depreciation [member] | Land [member]
Property, plant and equipment:
Property, plant and equipment	(37)	(37)
Accumulated depreciation [member] | Buildings [member]
Property, plant and equipment:
Property, plant and equipment	(515,313)	(491,156)		(475,344)
Accumulated depreciation [member] | Machinery And Equipment [Member]
Property, plant and equipment:
Property, plant and equipment	(1,381,020)	(1,314,220)		(1,337,056)
Accumulated depreciation [member] | Construction in progress
Property, plant and equipment:
Property, plant and equipment	¥ (1,287)	(1,582)		¥ (2,457)
U.S. GAAP
Current assets:
Cash and cash equivalents		1,786,982	1,512,357
Marketable securities		2,902,438	1,847,772
Notes and accounts receivable, trade and contract assets		1,099,300	1,028,793
Allowance for credit losses		(29,406)	(26,153)
Inventories		637,391	558,452
Other current receivables		283,499	188,076
Other current assets		538,540	594,009
Total current assets		7,218,744	5,703,306
Non-current assets:
Film costs		459,426	458,853
Investments and advances:
Investments accounted for using the equity method		226,218	207,922
Securities investments and other		14,046,196	12,526,990
Allowance for credit losses		(8,419)	(6,341)
Other assets:
Intangibles, net		996,305	906,310
Goodwill		827,149	783,888
Deferred insurance acquisition costs		657,420	600,901
Deferred tax assets		207,470	210,417
Other non-current assets		361,803	339,284
Total non-current assets		19,136,096	17,329,478
Total assets		26,354,840	23,032,784
Current liabilities:
Short-term borrowings		1,187,868	810,176
Current portion of long-term debt		131,699	29,807
Current portion of long-term operating lease liabilities		73,362	68,942
Notes and accounts payable, trade		599,569	380,810
Accounts payable, other and accrued expenses		1,756,833	1,630,197
Deposits from customers in the banking business		2,773,885	2,440,783
Accrued income and other taxes		165,406	145,996
Other current liabilities		1,126,802	733,732
Total current liabilities		7,815,424	6,240,443
Non-current liabilities:
Long-term debt		773,294	634,966
Long-term operating lease liabilities		290,259	314,836
Defined benefit liabilities		254,103	324,655
Deferred tax liabilities		366,761	548,034
Future insurance policy benefits and other		6,599,977	6,246,047
Policyholders' account in the life insurance business		4,331,065	3,642,271
Other non-current liabilities		294,302	289,285
Total non-current liabilities		12,909,761	12,000,094
Total liabilities		20,725,185	18,240,537
Redeemable non controlling interest		8,179	7,767
Sony Group Corporation's stockholders' equity:
Common stock		880,214	880,214
Additional paid-in capital		1,486,721	1,289,719
Retained earnings		3,857,152	2,765,187
Accumulated other comprehensive income		(524,020)	(580,980)
Treasury stock, at cost		(124,228)	(232,503)
Equity attributable to Sony Group Corporation's stockholders		5,575,839	4,121,637
Noncontrolling interests		45,637	662,843
Total equity		5,621,476	4,784,480
Total liabilities and equity		26,354,840	23,032,784
U.S. GAAP | Operating Lease [Member]
Other assets:
Right-of-use assets		337,322	359,510
U.S. GAAP | Finance lease [Member]
Other assets:
Right-of-use assets		39,772	33,100
U.S. GAAP | Land [member]
Property, plant and equipment:
Property, plant and equipment		79,557	81,482
U.S. GAAP | Buildings [member]
Property, plant and equipment:
Property, plant and equipment		683,249	659,556
U.S. GAAP | Machinery And Equipment [Member]
Property, plant and equipment:
Property, plant and equipment		1,748,961	1,725,720
U.S. GAAP | Construction in progress
Property, plant and equipment:
Property, plant and equipment		100,728	76,391
U.S. GAAP | Accumulated depreciation [member]
Property, plant and equipment:
Property, plant and equipment		(1,627,061)	(1,634,505)
Reclassification
Current assets:
Marketable securities		(2,902,438)	(1,847,772)
Investments and advances in the Financial Services segment		412,016	327,092
Notes and accounts receivable, trade and contract assets		(1,099,300)	(1,028,793)
Trade and other receivables, and contract assets		1,366,991	1,195,228
Allowance for credit losses		29,406	26,153
Other current receivables		(283,499)	(188,076)
Other financial assets		117,522	135,265
Other current assets		(141,517)	(153,473)
Total current assets		(2,500,819)	(1,534,376)
Non-current assets:
Film costs		(459,426)	(458,853)
Investments and advances:
Investments accounted for using the equity method		(1,132)	(608)
Securities investments and other		(14,046,196)	(12,526,990)
Allowance for credit losses		8,419	6,341
Investments and advances in the Financial Services segment		15,639,456	13,906,535
Property, plant and equipment:
Property, plant and equipment		994,676	921,513
Other assets:
Right-of-use assets		365,641	376,998
Intangibles, net		(996,305)	(906,310)
Goodwill		(398)
Content assets		1,062,865	991,611
Other intangible assets		392,862	373,552
Deferred tax assets		(2,649)	87
Other financial assets		663,105	298,469
Other non-current assets		(137,916)	(154,853)
Total non-current assets		2,120,474	1,526,238
Total assets		(380,345)	(8,138)
Current liabilities:
Short-term borrowings		13,879	13,869
Current portion of long-term debt		73,582	69,116
Current portion of long-term operating lease liabilities		(73,362)	(68,942)
Notes and accounts payable, trade		(599,569)	(380,810)
Trade and other payables		1,632,952	1,340,573
Accounts payable, other and accrued expenses		(1,756,833)	(1,630,197)
Deposits from customers in the banking business		(91,729)	(93,396)
Accrued income and other taxes		(82,594)	(60,650)
Participation and residual liabilities in the Pictures segment		164,005	163,007
Other financial liabilities		54,341	56,152
Other current liabilities		234,441	527,859
Total current liabilities		(430,887)	(63,419)
Non-current liabilities:
Long-term debt		281,086	305,871
Long-term operating lease liabilities		(290,259)	(314,836)
Defined benefit liabilities		12,364	4,355
Deferred tax liabilities		(2,649)	87
Participation and residual liabilities in the Pictures segment		120,712	122,706
Other financial liabilities		139,417	146,834
Other non-current liabilities		(201,551)	(201,969)
Total non-current liabilities		59,120	63,048
Total liabilities		(371,767)	(371)
Redeemable non controlling interest		(8,179)	(7,767)
Sony Group Corporation's stockholders' equity:
Noncontrolling interests		(399)
Total equity		(399)
Total liabilities and equity		(380,345)	(8,138)
Reclassification | Operating Lease [Member]
Other assets:
Right-of-use assets		(337,322)	(359,510)
Reclassification | Finance lease [Member]
Other assets:
Right-of-use assets		(39,772)	(33,100)
Reclassification | Land [member]
Property, plant and equipment:
Property, plant and equipment		(79,557)	(81,482)
Reclassification | Buildings [member]
Property, plant and equipment:
Property, plant and equipment		(683,249)	(659,556)
Reclassification | Machinery And Equipment [Member]
Property, plant and equipment:
Property, plant and equipment		(1,748,961)	(1,725,720)
Reclassification | Construction in progress
Property, plant and equipment:
Property, plant and equipment		(100,728)	(76,391)
Reclassification | Accumulated depreciation [member]
Property, plant and equipment:
Property, plant and equipment		(1,627,061)	(1,634,505)
Recognition And Measurement Differences [Member]
Current assets:
Cash and cash equivalents			166
Investments and advances in the Financial Services segment		(34)
Trade and other receivables, and contract assets		(1,498)	(894)
Inventories		(723)	1,327
Other financial assets		160	217
Other current assets		(813)	1,438
Total current assets		(2,908)	2,254
Investments and advances:
Investments accounted for using the equity method			(3,023)
Investments and advances in the Financial Services segment		1,657,090	2,445,750
Property, plant and equipment:
Property, plant and equipment		(4,135)	(4,315)
Other assets:
Right-of-use assets		(7,607)	(3,716)
Goodwill		(100,642)	(92,959)
Content assets		(318)	1,033
Other intangible assets		(1,807)	3,948
Deferred insurance acquisition costs		(33,434)	(412,997)
Deferred tax assets		10,848	(171)
Other financial assets		32,659	23,252
Other non-current assets		(16,398)	(16,636)
Total non-current assets		1,536,256	1,940,166
Total assets		1,533,348	1,942,420
Current liabilities:
Current portion of long-term debt		125
Trade and other payables		(36,389)	(30,037)
Deposits from customers in the banking business		0	0
Accrued income and other taxes		1,619
Participation and residual liabilities in the Pictures segment		(2,572)
Other current liabilities		6,284	2,353
Total current liabilities		(30,933)	(27,684)
Non-current liabilities:
Long-term debt		(744)	(1,807)
Defined benefit liabilities		755	611
Deferred tax liabilities		452,475	493,035
Future insurance policy benefits and other		14,608	273,530
Policyholders' account in the life insurance business		(2,171)	(2,261)
Participation and residual liabilities in the Pictures segment		(4,175)	(3,004)
Other non-current liabilities		271	4
Total non-current liabilities		461,019	760,108
Total liabilities		430,086	732,424
Sony Group Corporation's stockholders' equity:
Additional paid-in capital		2,876	7,835
Retained earnings		(942,649)	(815,490)
Accumulated other comprehensive income		2,044,277	1,560,456
Equity attributable to Sony Group Corporation's stockholders		1,104,504	752,801
Noncontrolling interests		(1,242)	457,195
Total equity		1,103,262	1,209,996
Total liabilities and equity		¥ 1,533,348	¥ 1,942,420